Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	€ 22,038	€ 12,485
Short-term deposit	4,000	0
Accounts receivable, net of allowance of nil as of December 31, 2012 and 2013	8,006	4,870
Accounts receivable from related parties, net of allowance of €765 as of December 31, 2012 and 2013	1,541	216
Inventories, net of allowance of €332 and €374 as of December 31, 2012 and 2013	2,448	1,990
Prepaid expenses and other current assets	1,768	1,428
Deferred tax assets	2,539	0
Total current assets	42,340	20,989
Property, manufacturing facility and equipment, net	7,581	7,449
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	15,324	0
Intangible and other non-current assets	226	200
Total assets	65,471	28,638
Current liabilities:
Accounts payable	9,939	4,453
Accounts payable to related parties	5	5
Accrued expenses and other current liabilities	3,684	1,728
Income taxes payable	370	11
Deferred revenues	11	163
Current maturities of long-term debt	350	409
Total current liabilities	14,359	6,769
Long-term debt, net of current maturities	1,386	1,135
Deferred tax liabilities	28	0
Termination indemnities	292	384
Other long-term liabilities	190	0
Total liabilities	16,255	8,288
Share capital (19,656,317 shares authorized as of December 31, 2012 and 2013; 15,038,483 and 15,555,131 shares issued and outstanding at December 31, 2012 and 2013, each of no par value)	116,686	112,421
Accumulated deficit	(67,470)	(92,071)
Total shareholders’ equity	49,216	20,350
Total liabilities and shareholders’ equity	€ 65,471	€ 28,638